Selling, general and administrative expense (Tables)	12 Months Ended
Dec. 31, 2024
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expense
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Salaries and benefits	$228,287	$206,787
Sales and marketing	48,485	41,992
Rent and occupancy	54,292	48,983
Travel	6,662	5,741
Professional fees	24,436	38,631
Office supplies and services	44,757	46,999
Other operating expense	14,613	25,640
Total selling, general and administrative expense	$421,532	$414,773